INCOME TAX MATTERS	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
INCOME TAX MATTERS

12.	INCOME TAX MATTERS

Each of the entities included in Codere Online file income taxes according to the tax regulations in force in each country on an individual basis or under consolidation tax regulations.

The consolidated income tax has been calculated as an aggregation of income tax expenses of each individual entity. In order to calculate the taxable income of the consolidated entities individually, the accounting profit is adjusted for permanent differences. At each consolidated statements of financial position date, a current tax asset or liability is recorded, representing income taxes currently refundable or payable.

Income tax payable is the result of applying the applicable tax rate in force to each tax-paying entity, in accordance with the tax laws in force in the country in which the entity is registered.

On December 15, 2022, the European Council Commission approved Directive 2022/2523 establishing a minimum level of taxation for large national and multinational corporate groups. The objective of this regulation, which is applicable since 2024, is that large corporate groups pay taxes in all jurisdictions in which they operate at a minimum rate of 15%. The Directive has been transposed into the Spanish legal system by Law 7/2024, being its implementation subject to the issuance of further regulation. Likewise, Luxembourg have already implemented the Pillar Two regulations.

Since the Codere Group falls within the scope of this new tax, an assessment has been engaged to determine its potential impact. This evaluation, performed by Codere Group based on the latest country-by-country report and 2024 financial data includes consideration of a potential exemption for listed subsidiaries under Pillar Two. Based on the referred assessment we determined that the effective tax rate by jurisdiction exceeds the minimum threshold of 15%. Consequently, there is no obligation to recognize a top-up tax for the fiscal year, nor have any amounts been recorded for this purpose in these financial statements.

Furthermore, in accordance with applicable accounting standards, no deferred tax assets or liabilities have been recognized related to the global minimum tax.

Reconciliation of accounting net income/(loss) before taxes to taxable income

The reconciliation between accounting net income/(loss) before tax and the income tax benefit/(expense) from continuing operations for the fiscal years ended December 31, 2025, 2024, and 2023 is as follows:

	2025	2024	2023
Accounting net income/(loss) before tax	3,312	5,372	(8,928)
At Codere Online statutory income tax rate	(563)	(913)	1,518
Tax effect of unrecognized tax losses and permanent differences	(708)	2,783	4,119
Recognition of previously unrecognised tax losses	1,411	(854)	854
Effect of different tax rates in different jurisdictions	(2,157)	(2,478)	22
Income tax benefit/(expense)	(2,017)	(1,462)	6,513
Effective tax rate	(61)%	(27)%	(73)%
Of which -		-
Current tax expense	(2,482)	(2,491)	(1,604)
Deferred tax benefit/(expense)	465	1,029	8,117
Total income tax benefit/(expense)	(2,017)	(1,462)	6,513

Deferred taxes

The deferred tax assets and liabilities relate to the following items:

	12/31/2023	Recognized in profit or loss	12/31/2024	Recognized in profit or loss	12/31/2025
Deferred tax asset	8,178	1,029	9,207	1,733	10,940
Limitation on deductibility of Spanish CIT	5,986	1,100	7,086	964	8,050
Limitation on deductibility of Spanish CIT – reversals	-	(642)	(643)	(699)	(1,341)
Tax losses carried forward	854	(854)	-	1,411	1,411
Financial expenses deductibility	-	925	925	(925)	-
Share-based payments	1,338	500	1,838	1,459	3,297
Share-based payments – vested shares			-	(477)	(477)
Deferred tax liabilities	-	-	-	(1,268)	(1,268)
Interest receivable	-	-	-	(1,268)	(1,268)

The deferred tax assets as of December 31, 2025 and December 31, 2024, primarily relate to the temporary measures for 2023, 2024, and 2025, regarding the determination of the taxable base under the tax consolidation regime in Spain.

The deferred tax liability recognized as of December 31, 2025, related to accrued interest receivable on an intercompany loan for the fiscal years ended December 31, 2025, 2024, and 2023. CIT tax rate in the United States is 21%.

As shown in the table below, the Group has generated net losses which can be offset against future taxable profits. For Spain, there is no limit to utilize these losses in time. In all other jurisdictions mentioned, the carry forward period is measured from the year in which the loss was incurred and is limited to 10 years in Mexico (Article 57 LISR), 12 years in Colombia (Article 147 of the Colombian Tax Code), and 17 years in Luxembourg (Article 114 LIR).

Entity	Total as of 12/31/2025	Total as of 12/31/2024
SEJO	20,523	22,865
LIFO AenP (Mexico)	22,774	34,072
Codere Online Colombia	5,692	6,368
Codere Online Luxembourg	249,308	242,564